WARRANTS LIABILITY (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	Series A	Series B
	Warrants	Warrants	Total
Balance at December 31, 2014	$-	$-	$-
Fair value at warrants liability at issuance date	1,075,500	3,907,194	4,982,694
Exercise of warrants and resulting reclassification to equity at fair value	-	(8,941,489)	(8,941,489)
Cash paid to warrant holders	-	(542,806)	(542,806)
Adjustment resulting from the change in the fair value for the reporting period	(918,969)	6,576,956	5,657,987

Balance at December 31, 2015	$156,531	$999,855	$1,156,386

Schedule of Derivative Instruments [Table Text Block]
	Series A	Series B
	Warrants	Warrants
December 31, 2015:
Annual volatility	89.55%	150.85
Risk-free rate	1.268%	0.56%
Dividend rate	0.00%	0.00%
Contractual term	2.4 years	0.2 years
Closing price of ordinary shares	$1.68	$1.68
Conversion/exercise price	$7.73	$7.09
Origination:
Annual volatility	88%	92%
Risk-free rate	1%	0.09%
Dividend rate	0.00%	0.00%
Contractual term	3 years	0.5years
Closing price of ordinary shares	$3.85	$3.85
Conversion/exercise price	$7.73	$7.09